Other long-term liabilities and deferred credits - Changes in Environmental Remediation Obligation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening Balance	CAD 71,529	CAD 70,072
Remediation activities	(1,389)	(10,621)
Accretion	2,464	2,147
Changes in cash flow estimates	2,088	3,171
Revision in assumptions	(9,101)	(5,843)
Foreign exchange rate adjustment	(2,213)	12,603
Closing Balance	CAD 63,378	CAD 71,529